other comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, beginning of period	$ (160)	$ (23)
Total, amount arising	(144)	(176)
Total, income taxes	(43)	(39)
Total, net	(101)	(137)
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, end of period	(261)	(160)
Cumulative foreign currency translation adjustment, accumulated balance, beginning of period	36	66
Cumulative foreign currency translation adjustment, amount arising	133	(30)
Cumulative foreign currency translation adjustment, net	133	(30)
Cumulative foreign currency translation adjustment, accumulated balance, end of period	169	36
Item never reclassified to income
Change in measurement of investment financial assets, accumulated balance, beginning of period	78	90
Unrealized gains (losses), amount arising	(14)	(4)
Unrealized gains (losses), income taxes	(2)
Realized gains (losses), amount arising	(10)	(9)
Realized gains (losses), income taxes	(2)	(1)
Gains (losses) from change in measurement of investment financial assets, amount arising	(24)	(13)
Gains (losses) from change in measurement of investment financial assets, income taxes	(4)	(1)
Gains (losses) from change in measurement of investment financial assets, net	(20)	(12)
Change in measurement of investment financial assets, accumulated balance, end of period	58	78
Accumulated other comprehensive income (loss), beginning of period	46	133
Accumulated other comprehensive income (loss), amount arising	(35)	(219)
Accumulated other comprehensive income (loss), income taxes	(47)	(40)
Accumulated other comprehensive income (loss), net	12	(179)
Accumulated other comprehensive income (loss), end of period	34	46
Employee defined benefit plan re-measurements, amount arising	7	1
Employee defined benefit plan re-measurements, income taxes	2
Employee defined benefit plan re-measurements, net	5	1
Other comprehensive income (loss), amount arising	(28)	(218)
Other comprehensive income (loss), income taxes	(45)	(40)
Total	17	(178)
Currency risk
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, beginning of period	(158)	(20)
Unrealized gains (losses) arising, amount arising	355	(261)
Unrealized gains (losses) arising, income taxes	32	(53)
Realized (gains) losses reclassified to net income, amount arising	(501)	84
Realized (gains) losses reclassified to net income, income taxes	(76)	14
Total, amount arising	(146)	(177)
Total, income taxes	(44)	(39)
Total, net	(102)	(138)
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, end of period	(260)	(158)
Other market risk
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, beginning of period	(2)	(3)
Unrealized gains (losses) arising, amount arising	6	(3)
Unrealized gains (losses) arising, income taxes	2	(1)
Realized (gains) losses reclassified to net income, amount arising	4	(4)
Realized (gains) losses reclassified to net income, income taxes	(1)	1
Total, amount arising	2	1
Total, income taxes	1
Total, net	1	1
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, end of period	(1)	(2)
Common Shares
Item never reclassified to income
Accumulated other comprehensive income (loss), beginning of period	(44)	110
Accumulated other comprehensive income (loss), end of period	(105)	(44)
Total	(56)	(153)
Non-controlling interests
Item never reclassified to income
Accumulated other comprehensive income (loss), beginning of period	(2)	23
Accumulated other comprehensive income (loss), end of period	71	(2)
Total	$ 73	$ (25)